Document and Entity Information	May 08, 2026
Cover [Abstract]
Security Exchange Name	CboeBZX
Amendment Flag	false
Entity Central Index Key	0002011535
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	FRANKLIN ETHEREUM TRUST
Entity Incorporation State Country Code	DE
Entity File Number	001-042169
Entity Tax Identification Number	99-6268769
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403-1906
City Area Code	(650)
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of Franklin Ethereum ETF
Trading Symbol	EZET
Entity Emerging Growth Company	true
Entity Ex Transition Period	false